INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	As of	As of
	December 31, 2017	March 31, 2017
Raw materials	$3,205,286	$9,265,201
Work-in-progress	213,114	1,493,258
Finished goods	3,303,488	8,393,150
Total inventory	$6,721,888	$19,151,609

Inventories consisted of the following:

	As of	As of
	March 31, 2017	March 31, 2016
Raw materials	$4,884,583	$2,704,906
Raw materials in transit	4,380,618	3,411,070
Work-in-progress	1,493,258	1,012,901
Finished goods	8,393,150	9,381,825
Total inventory	$19,151,609	$16,510,702